K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

Fatima S. Sulaiman D 202.778.9082 F 202.778.9100 Fatima.Sulaiman@klgates.com

April 25 2016

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust – Post-Effective Amendment No. 121 to the Registration
Statement on Form N-1A (File Nos. 811-07953 and 333-17217)

Ladies and Gentlemen:

On behalf of EQ Advisors Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 121 to the Trust’s Registration Statement on Form N-1A (the “Post-Effective Amendment”). This transmission includes a conformed signature page for the Trust, the manually signed original of which is maintained at the office of the Trust.

The primary purposes of this filing are to respond to comments received on March 24, 2016 from the staff of the U.S. Securities and Exchange Commission (the “SEC”) on Post-Effective Amendment No. 120 to the Trust’s Registration Statement (“PEA 120”), which was filed with the SEC on February 11, 2016 to make material changes to AXA International Core Managed Volatility Portfolio, AXA Large Cap Core Managed Volatility Portfolio, AXA Large Cap Growth Managed Volatility Portfolio, AXA Real Estate Portfolio, EQ/Calvert Socially Responsible Portfolio, and EQ/Money Market Portfolio, and to include exhibits and other information not included in PEA 120. The Trust also is filing the Post Effective Amendment to update the Trust’s financial information and other information, to make certain non-material changes to the Trust’s Registration Statement, and to make other minor clarifying, updating and stylistic changes.

With the exception of the Summary Prospectuses for AXA International Core Managed Volatility Portfolio, AXA Large Cap Core Managed Volatility Portfolio, AXA Large Cap Growth Managed Volatility Portfolio, AXA Real Estate Portfolio, EQ/Calvert Socially Responsible Portfolio, and EQ/Money Market Portfolio, the Post-Effective Amendment is marked to show changes from Post-Effective Amendment No. 114 to the Trust’s Registration Statement, which was filed with the SEC on April 24, 2015. The Summary Prospectuses for AXA International Core Managed Volatility Portfolio, AXA Large Cap Core Managed Volatility Portfolio, AXA Large Cap

U.S. Securities and Exchange Commission

April 25, 2016

Growth Managed Volatility Portfolio, AXA Real Estate Portfolio, EQ/Calvert Socially Responsible Portfolio, and EQ/Money Market Portfolio in the Post-Effective Amendment are marked to show changes from PEA 120.

Lastly, the Trust is filing the Post-Effective Amendment to designate a new effective date for PEA 120. The Post-Effective Amendment will become effective on April 29, 2016, in accordance with Rule 485(b) under the 1933 Act.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351.

Sincerely,

/s/ Fatima S. Sulaiman

Enclosure

cc:	Patricia Louie, Esq.

Anthony Geron, Esq.

Kiesha T. Astwood-Smith, Esq.

AXA Equitable Funds Management Group, LLC